Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Currency Exchange Rates [Abstract]
Net loss	$ 8,800
Net cash outflow in operating activities	5,000
Current liabilities	18,100
Cash and cash equivalents	11,200
Accumulated deficit	25,300
Cryptocurrency impairment loss	64
Loss from disposal of property and equipment, net	$ 718	317
Estimated useful lives	3 years
Impairment loss on long-lived assets	$ 912
Underpayment of taxes (in Yuan Renminbi) | ¥				¥ 100,000